FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /     /    (a)

or fiscal year ending:  12/31/09 (b)

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box “☒” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: Southern Farm Bureau Life Variable Account
B.	File Number: 811-09371
C.	Telephone Number: 601-981-7422

2.	A.	Street: 1401 Livingston Lane
B.	City: Jackson	C. State: MS	D. Zip Code: 39213	Zip Ext:
E.	Foreign Country:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer is “Y” (Yes) complete only items 111 through 133.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is “N” (No), go to item 8.]

B.	How many separate series or portfolios did Registrant have at the end of the period?

01

For period ending	12/31/09	If filing more than one
Page 2,“X” box: ☐
File number 811-09371

C.

List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Series		Is this the last filing
Number	Series Name	for this series?

(Y/N)
1

(NOTE:    See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

02

For period ending		12/31/09	If filing more than one
Page 50,“X” box: ☐
File number 811-09371

123.	☒	State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.	☒

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)

$

125.	☒

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)

$

126.		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0

127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of	Total Assets	Total Income
		Series	($000’s	Distributions
		Investing	omitted)	($000’s omitted)

A.	U.S. Treasury direct issue		$	$

B.	U.S. Government agency		$	$

C.	State and municipal tax-free		$	$

D.	Public utility debt		$	$

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent		$	$

F.	All other corporate intermed. & long-term debt		$	$

G.	All other corporate short-term debt		$	$

H.	Equity securities of brokers or dealers or parents of brokers or dealers		$	$

I.	Investment company equity securities		$	$

J.	All other equity securities	1	$124,917	$

K.	Other securities		$	$

L.	Total assets of all series of registrant	1	$124,917	$

For period ending		12/31/09	If filing more than one
Page 51,“X” box: ☐
File number 811-09371

128.	☒

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

		[If answer is “N” (No), go to item 131.]	Y/N

129.	☒	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

		[If answer is “N” (No), go to item 131.]	Y/N

130.	☒	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.		Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$1,449

132.	☒	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

133.

If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

A. Name of the issuer;

B. Exchange ticker symbol;

C. CUSIP number;

D. Total number of shares or, for debt securities, principal amount divested;

E. Date(s) that the securities were divested; and

F.  If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Jackson	State of: Mississippi	Date: February 10, 2010

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

/s/ J. Joseph Stroble		/s/ Joseph A. Purvis
By:	J. Joseph Stroble	Witness:	Joseph A. Purvis
	Executive Vice President		Senior Vice President, General
	and Chief Executive Officer		Counsel and Secretary
	Southern Farm Bureau Life		Southern Farm Bureau Life
	Insurance Company		Insurance Company